Commitments and Contingencies (Details Textual) - USD ($)			1 Months Ended
	May 08, 2020	Mar. 05, 2020	Mar. 27, 2019	Apr. 30, 2018
Chief Executive Officer [Member]
Total amount of compensation		$ 120,000
Compensation share amount			120,000
Ordinary shares vested		300,000
Restricted ordinary shares granted				985,889
Chief Financial Officer Member
Total amount of compensation	$ 120,000
Ordinary shares vested	120,000
Restricted ordinary shares granted	900,000			896,766